Containers And Fixed Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Trading containers	$ 6,673	$ 13,009
Containers held for sale	$ 25,213	$ 31,968